Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Amount of Off-Balance-Sheet Financial Instruments
The contractual amount of off-balance-sheet financial instruments as of December 31, 2022 and 2021 is as follows:

(in thousands)	2022	2021
Commitments to extend credit	$388,264	$396,958
Interest rate lock commitments	6,331	16,161
Forward sale commitments	576	2,199
Standby letters of credit	49,740	35,514
Total	444,911	450,832